EATON VANCE SPECIAL INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 02-27962) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2000 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 57 ("Amendment No. 57") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 57 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-00-000245) on April 26, 2000.


                    Eaton Vance Balanced Fund
                    Eaton Vance Emerging Markets Fund
                    Eaton Vance Greater India Fund
                    Eaton Vance Growth & Income Fund
                    Eaton Vance Institutional Emerging Markets Fund Eaton Vance Institutional Short Term Treasury Fund Eaton Vance Special Equities Fund
                    Eaton Vance Small Company Growth Fund
                    (formerly "Eaton Vance Emerging Growth Fund")


                                      EATON VANCE SPECIAL INVESTMENT TRUST


                                      By:  /s/ Eric G. Woodbury
                                           Eric G. Woodbury, Esq.
                                           Assistant Secretary


Dated:  May 2, 2000